Property, Plant and Equipment and Capital Commitments (Details) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, Plant and Equipment and Capital Commitments [line items]
Property, plant and equipment, net	$ 2,081,863		$ 1,716,951
Ordinary property, plant and equipment purchases	57,302	$ 42,908
Acquired property, plant and equipment	626,311
Proceeds from equipment disposals	5,604	4,415
Collections from prior property sales	55,728	$ 51,072
Depreciated amount	$ 173,505
Remaining useful life	11 years
Property, Plant and Equipment Purchases [Member]
Property, Plant and Equipment and Capital Commitments [line items]
Ordinary property, plant and equipment purchases	$ 56,983